Seward & Kissel LLP

1200 G Street, N.W.

Suite 350

Washington, D.C. 20005

March 6, 2007

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                               Aegis Value Fund, Inc. and The Aegis Funds,
on behalf of Aegis High Yield Fund  (the “Funds”)
(File Nos. 811-09174 and 811-21399)

Dear Sir or Madam:

Attached herewith for filing on behalf of the Funds is a definitive Proxy Statement under Section 14 of the Securities Exchange Act of 1934, as amended, and Rule 14a-6 thereunder.  The Proxy Statement solicits stockholders to vote on two proposals: (1) the election of Directors/Trustees and (2) the proposal to approve a new investment advisory agreement.  The prior investment advisory agreement approved by stockholders was terminated as a result of a change in control of the Funds’ investment adviser.

Please call Paul M. Miller at (202) 737-8833 with any comments or questions on the attached.

Sincerely,

		/s/	Michelle C. Roberts
Michelle C. Roberts

Attachment

cc:	Paul M. Miller